Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2023	$148,736	$(34,551)	$114,185

Sale of Vessel - Pyxis Malou	(25,000)	8,894	(16,106)
Vessel additions	22	—	22
Depreciation	—	(2,634)	(2,634)
Balance June 30, 2023	$123,758	$(28,291)	$95,467